Annual Fund Operating Expenses (Small Cap Growth Trust)	12 Months Ended
May 01, 2011
Series I, Small Cap Growth Trust
Operating Expenses:
Share Class	Series I
Management fee	1.06%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.04%
Total fund operating expenses	1.15%
Series II, Small Cap Growth Trust
Operating Expenses:
Share Class	Series II
Management fee	1.06%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.04%
Total fund operating expenses	1.35%
Series NAV, Small Cap Growth Trust
Operating Expenses:
Share Class	Series NAV
Management fee	1.06%
Distribution and service (12b-1) fees	none
Other Expenses	0.04%
Total fund operating expenses	1.10%